GOODWILL	12 Months Ended
Dec. 31, 2015
GOODWILL [Abstract]
GOODWILL
9.	GOODWILL

The change in the carrying amounts of goodwill by reporting unit which is the same as reportable segment is as follows:

	2014				2015
	Internet	Mobile			Internet	Mobile
	games	games	WVAS	Total	games	games	WVAS	Total

Gross amount:
Beginning balance	$70,506,823	$20,882,730	$44,035,400	$135,424,953	$70,315,547	$20,827,251	$44,023,083	$135,165,881
Exchange differences	(191,276)	(55,479)	(12,317)	(259,072)	(4,056,333)	(1,176,551)	(261,181)	(5,494,065)

Ending balance	70,315,547	20,827,251	44,023,083	135,165,881	66,259,214	19,650,700	43,761,902	129,671,816

Accumulated impairment loss:
Beginning balance	(3,279,803)	-	(41,878,521)	(45,158,324)	(3,270,905)	-	(41,875,868)	(45,146,773)
Exchange differences	8,898	-	2,653	11,551	188,691	-	56,255	244,946

Ending balance	(3,270,905)	-	(41,875,868)	(45,146,773)	(3,082,214)	-	(41,819,613)	(44,901,827)

Goodwill, net	$67,044,642	$20,827,251	$2,147,215	$90,019,108	$63,177,000	$19,650,700	$1,942,289	$84,769,989

As of December 31, 2014 and 2015, the Company performed an annual impairment test on goodwill. The Company estimated the fair values of the reporting units using the income approach valuation methodology. The cash flow discount rate and terminal value growth rates being used for internet games, mobile games and WVAS reporting units were as follows:

	Discount rates		Terminal value growth rates
	2014	2015	2014	2015
Reporting units:
Internet games	27%	27%	3%	3%
Mobile games	26%	26%	3%	3%
WVAS	26%	26%	1%	1%

Based on the results of the goodwill impairment test, the fair value of each reporting unit was more than the respective carrying value.